Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Disclosure of maturity analysis of lease receivable	The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date.

	2025				2024
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Unguaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Not more than one year	1	—	1	—	7	(1)	6	—
One to two years	3	(1)	2	—	3	(1)	2	—
Two to three years	1	—	1	—	—	—	—	—
Total	5	(1)	4	—	10	(2)	8	—

Disclosure of finance lease income	The following table shows amounts recognised in the income statement during the year.

	2025	2024
	£m	£m
Finance income from net investment in lease	1	2
Profit on sales	—	—

Disclosure of lease liabilities and maturity analysis

Lease liabilities
	2025	2024
	£m	£m
As at 1 January	1,205	971
Interest expense	71	71
New leases	155	45
Disposals	(14)	(18)
Cash payments	(196)	(204)
Exchange and other movements[1]	57	340
As at 31 December (see Note 22)	1,278	1,205
Note:
1Exchange and other movements in 2024  include modification related to a lease extended by ~91 years
The table below sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments after the reporting date.

Undiscounted lease liabilities maturity analysis
	2025	2024
	£m	£m
Not more than one year	187	195
One to two years	170	173
Two to three years	153	149
Three to four years	142	126
Four to five years	120	113
Five to ten years	503	395
Greater than ten years	3,474	3,754
Total undiscounted lease liabilities as at 31 December	4,749	4,905